Financial Instrument Risk Management - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Percent of debt security portfolio considered investment grade	99.00%	99.00%
Available- for-sale
Disclosure of financial assets [line items]
Impairment loss on available-for-sale assets	$ 8	$ 11
Reversal of impairment	$ 0	$ 0